SHARE CAPITAL (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Notes and other explanatory information [abstract]
Outstanding - beginning of year | shares	1,667,827	1,580,826
Weighted average exercise price, outstanding beginning year | $ / shares	$ 3.08	$ 3.79
Issued | shares		602,000
Weighted average exercise price, Issued | $ / shares		$ 1.17
Forfeited | shares	(166,666)	(514,999)
Weighted average exercise price, Forfeited | $ / shares	$ 2.40	$ 3.02
Outstanding - ending of year | shares	1,501,161	1,667,827
Weighted average exercise price, outstanding end year | $ / shares	$ 3.16	$ 3.08